INVENTORIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Reduction in the carrying value of its inventories	$ 0	$ 0
Parts	181,000		$ 251,000
Finished Goods	139,000		26,000
Total	320,000		277,000
Reduction in carrying value of inventories	0	$ 0
Inventory balances
Parts	181,000		251,000
Finished Goods	139,000		26,000
Total	$ 320,000		277,000
ConnectM Before Business Combination
Reduction in the carrying value of its inventories			187,098	$ 0
Parts			250,700	629,454
Finished Goods			26,643	26,760
Total			277,343	656,214
Reduction in carrying value of inventories			187,098	0
Inventory balances
Parts			250,700	629,454
Finished Goods			26,643	26,760
Total			$ 277,343	$ 656,214